Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	2021	2020
Educational content	75,778	30,167
Educational content in progress (a)	71,314	37,276
Consumables and supplies	2,128	1,198
Inventories held by third parties	9,362	5,435
	158,582	74,076
(a)	Costs being incurred to produce educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Summary of movement in the inventory reserve

	2021	2020	2019
Balance at beginning of the year	(7,510)	(6,517)	(4,403)
Inventory reserve	(26,778)	(7,453)	(8,476)
Write-off of inventories against reserve	8,573	6,460	6,362
Balance at end of year	(25,715)	(7,510)	(6,517)